Premises and equipment	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Premises and equipment
6. Premises and equipment
Premises and equipment at March 31, 2022 and 2023 consist of the following:

	2022	2023

	(in millions of yen)
Land	571,837	577,755
Buildings	737,440	703,655
Equipment and furniture	373,825	378,015
Leasehold improvements	208,820	204,835
Construction in progress	21,737	44,393
Software	1,373,035	1,366,445

Total	3,286,694	3,275,098
Less: Accumulated depreciation and amortization	1,582,627	1,621,210

Premises and equipment—net	1,704,067	1,653,888

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2021, 2022 and 2023 was ¥223,164 million, ¥220,436 million and ¥231,291 million, respectively.
Depreciation and amortization expense related to software was reported in General and administrative expenses, and all other depreciation and amortization expense was reported in Occupancy expenses.
The MHFG Group recognized impairment losses of ¥7,101 million on premises and equipment for the fiscal year ended March 31, 2021, of which ¥3,872 million was recorded in General and administrative expenses and ¥3,229 million was recorded in Occupancy expenses. Such losses included ¥3,397 million of impairment losses related mainly to entity-wide software that is no longer to be used. In addition, ¥2,275 million of impairment losses were recognized on real estate used mainly for certain branches in Global Corporate Company or Retail & Business Banking Company. This real estate is either no longer being used or the carrying amount is not recoverable.
The MHFG Group recognized impairment losses of ¥13,500 million on premises and equipment for the fiscal year ended March 31, 2022, of which ¥433 million was recorded in General and administrative expenses and ¥13,067 million was recorded in Occupancy expenses. Such losses included ¥12,976 million of impairment losses related mainly to real estate used for the entity-wide assets. This real estate is either no longer being used or the carrying amount is not recoverable.
The amount of impairment losses on premises and equipment for the fiscal year ended March 31, 2023 was not significant.